01.31 Fidelity Series Stock Selector Large Cap Value Fund F PRO-05 | Fidelity® Series Stock Selector Large Cap Value Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Stock Selector Large Cap Value Fund}	01.31 Fidelity Series Stock Selector Large Cap Value Fund F PRO-05 Fidelity® Series Stock Selector Large Cap Value Fund Fidelity Series Stock Selector Large Cap Value Fund-Class F Fidelity
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Series Stock Selector Large Cap Value Fund}	01.31 Fidelity Series Stock Selector Large Cap Value Fund F PRO-05 Fidelity® Series Stock Selector Large Cap Value Fund Fidelity Series Stock Selector Large Cap Value Fund-Class F Fidelity USD ($)
1 year	none
3 years	none
5 years	none
10 years	none